Property and Equipment (Details) - Schedule of property and equipment - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
At cost [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	SFr 587,194	SFr 587,194
Additions
Disposals
Property, plant and equipment	587,194	587,194
Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	(540,558)	(520,522)
Charge for the year	(46,635)	(20,036)
Disposals
Property, plant and equipment	(587,193)	(540,558)
Net book value [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	46,636
Property, plant and equipment	1	46,636
Production equipment [Member] | At cost [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	353,488	353,488
Additions
Disposals
Property, plant and equipment	353,488	353,488
Production equipment [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	(306,972)	(290,491)
Charge for the year	(46,516)	(16,481)
Disposals
Property, plant and equipment	(353,488)	(306,972)
Production equipment [Member] | Net book value [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	46,516
Property, plant and equipment		46,516
Office furniture and EDP [Member] | At cost [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	233,706	233,706
Additions
Disposals
Property, plant and equipment	233,706	233,706
Office furniture and EDP [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	(233,586)	(230,031)
Charge for the year	(119)	(3,555)
Disposals
Property, plant and equipment	(233,705)	(233,586)
Office furniture and EDP [Member] | Net book value [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	120
Property, plant and equipment	SFr 1	SFr 120